Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
The Company accounts for share-based compensation in accordance with ASC Topic 718. Share-based compensation cost is recognized over the requisite service period. Compensation cost for awards with graded vesting is recognized using the accelerated attribution method. Share-based compensation cost is reflected as a component of general and administrative expenses. A detail of share-based compensation cost for the years ended December 31, 2016, 2015 and 2014 is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Stock options:
Incentive Stock Options (share settled)	$206	$243	$573
Non-Qualified Stock Options (share settled)	164	71	171
Restricted stock (share settled)	1,073	4,303	4,504
Cash settled stock units	244	(439)	3,094
Share-based compensation	$1,687	$4,178	$8,342
During the years ended December 31, 2016 and 2014, the Company capitalized $0.1 million, and $1.5 million, respectively, of compensation cost related to cash settled restricted stock units to oil and gas properties. No such amounts were capitalized during the year ended December 31, 2015. During the years ended December 31, 2016, 2015 and 2014, the Company recorded income tax benefits of approximately $0.5 million, $1.5 million and $2.3 million, respectively, related to share-based compensation expense recognized during those periods. Any excess tax benefits from the vesting of restricted stock and the exercise of stock options will not be recognized in paid-in capital until the Company is in a current tax paying position. Presently, all of the Company’s income taxes are deferred and the Company has net operating losses available to carryover to future periods. Accordingly, no excess tax benefits have been recognized for any periods presented.
Share-Based compensation settled in shares
At December 31, 2016, the Company had $1.8 million of unrecognized compensation cost related to unvested restricted stock and stock options. This amount will be recognized as compensation expense over a weighted average period of approximately three years.
Stock Options
Stock options may be granted to employees and consultants and generally vest equally over a three-year period. Stock options may also be granted to directors and generally vest one year or less from the date of grant to align with their term on the board. Stock options must be exercised within 10 years of the grant date. The exercise price of each option may not be less than 100% of the fair market value of a share of common stock on the date of grant. Upon a change in control of the Company, all outstanding options become immediately exercisable.
The Company computes the fair value of its stock options using the Black-Scholes option-pricing model assuming a stock option forfeiture rate and expected term based on historical activity and expected volatility computed using historical stock price fluctuations on a weekly basis for a period of time equal to the expected term of the option. Periodically, the Company adjusts compensation expense based on the difference between actual and estimated forfeitures.

There were no stock options granted in 2015. The following table outlines the assumptions used in computing the fair value of stock options granted during 2016 and 2014:

	Years Ended December 31,
	2016	2014
Dividend yield	—%	—%
Expected volatility	62.0%-79.99%	79.4% - 80.0%
Risk-free rate	1.255%-2.09%	1.81% - 2.015%
Expected term	6 years	6 years
Forfeiture rate	5.0%	5.0%
Stock options granted (1)	1,168,754	17,359
Wgtd. avg. grant date fair value per share	$1.96	$11.36
Fair value of grants (1)	$2,293,000	$197,000

(1)	Prior to applying estimated forfeiture rate
The following table details stock option activity during the year ended December 31, 2016:

	Number of Options	Wgtd. Avg. Exercise Price	Wgtd. Avg. Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding at beginning of year	340,492	$24.38
Granted	1,168,754	3.33
Expired/cancelled/forfeited	(96,306)	22.01
Exercised	—	—
Outstanding at end of year	1,412,940	7.13	8.74	$186

Options exercisable at end of year	256,013	$24.11	4.73	$—
Options expected to vest	1,355,094	7.29	8.71	$176

The total fair value of stock options that vested during the years ended December 31, 2016, 2015 and 2014 was $0.4 million, $0.8 million and $1.0 million, respectively. The intrinsic value of stock options exercised was immaterial for all periods presented.
The following table summarizes information regarding stock options outstanding at December 31, 2016:

Range of	Options	Wgtd. Avg.	Wgtd. Avg.	Options	Wgtd. Avg.
Exercise	Outstanding	Remaining	Exercise	Exercisable	Exercise
Price	12/31/2016	Contractual Life	Price	12/31/2016	Price
$0.00-$2.49	66,373	9.20	$2.37		—
$2.50-$3.49	878,833	9.74	$3.17		—
$3.50-$4.99	206,769	9.38	$4.26		—
$15.00-$30.32	260,965	4.77	$23.94	256,013	$24.11
	1,412,940	8.74	$7.13	256,013	$24.11

Restricted Stock
The Company computes the fair value of its service based restricted stock using the closing price of the Company’s stock at the date of grant, and compensation expense is recognized assuming a 5% estimated forfeiture rate. Restricted stock granted to employees generally vests evenly over a three-year period. Restricted stock granted to directors vests one year or less from the date of grant to align with their term on the board. Upon a change in control of the Company, all outstanding shares of restricted stock will become immediately vested.
The following table details restricted stock activity during the year ended December 31, 2016:

	Number of Shares	Wgtd. Avg. Fair Value per Share
Outstanding at beginning of year	296,259	$16.32
Granted	—	—
Cancelled/forfeited	(67,672)	16.97
Lapse of restrictions	(150,030)	15.90
Outstanding at December 31, 2016	78,557	$16.57

The weighted average grant date fair value of restricted stock granted during the years ended December 31, 2015 and 2014 was $5.08 and $17.28, respectively, per share. No restricted stock was granted in 2016. The total fair value of restricted stock that vested during the years ended December 31, 2016, 2015 and 2014 was $2.4 million, $4.7 million and $5.0 million, respectively. At December 31, 2016, the weighted average remaining life of restricted stock outstanding was approximately one year.
Share-Based compensation settled in cash
Restricted Stock Units
The Company may grant restricted stock units ("RSUs") to employees that vest evenly over a three-year period. Cash payment will be made to employees on each vesting date based upon the Company's closing stock price on that date. Upon change in control of the Company, all of the RSUs will immediately vest. The Company computes the fair value of the RSUs using the closing price of the Company's stock at the end of each period and records a liability based on the percentage of requisite service rendered at the reporting date. During 2016, the Company paid $0.3 million for 0.1 million RSUs that vested during the period.
Market Based Restricted Stock Units
The Company granted 60,767 market based restricted stock units ("MRSUs") to executive officers during November 2014. The executive officers can earn between 0-200% of the MRSUs granted based on the Company's performance versus a defined peer group. The MRSUs vest in one-third increments on each of the first, second and third annual anniversaries starting January 1, 2016. Upon change in control of the Company, all of the MRSUs will immediately vest. The number of MRSUs that ultimately vest is based on the Company's total shareholder return in the last 20 days of the fiscal year in relation to the last 20 days of the previous fiscal year in comparison to a group of 12 selected peer stocks of similar sized companies which operate within the same sector. The performance period ended on December 31, 2015 and executive officers earned 50% of the MRSUs. The MRSUs are cash settled on each vesting date based on the number of MRSUs that vest multiplied by the Company's closing stock price. The Company estimates the fair value of the outstanding MRSUs using a Monte Carlo valuation model and records a liability based on the percentage of requisite service rendered at the reporting date. The Monte Carlo valuation model considers such inputs as the Company's and its peer group's stock prices, a risk-free interest rate, and an estimated volatility for the Company and its peer group. As of December 31, 2016, the Company had a liability for RSUs and MRSUs outstanding in the amount of $0.1 million based upon the closing stock price at December 31, 2016.
The following table details MRSU and RSU activity during the year ended December 31, 2016:

	MRSU	RSU	Total
Outstanding at beginning of year	25,821	188,337	214,158
Granted	—	—	—
Expired/Cancelled/Forfeited	(2,285)	(44,897)	(47,182)
Vested/Paid	(8,607)	(111,461)	(120,068)
Outstanding at December 31, 2016	14,929	31,979	46,908